PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6.PROPERTY AND EQUIPMENT

	2015	2016
	RMB	RMB
Land and building	575,443	575,443
Leasehold improvements	29,999	30,841
Electronic equipment	132,990	137,236
Furniture and fixtures	11,900	11,837
Motor vehicles	6,910	6,910
Other assets	43,360	48,583
Less: Accumulated depreciation	(241,198)	(284,309)

Net book value	559,404	526,541

Depreciation expense was RMB45,660, RMB49,781 and RMB53,754 for the years ended December 31, 2014, 2015 and 2016, respectively. Loss due to disposal of fixed assets was RMB359, RMB109 and RMB122 for the years ended December 31, 2014, 2015 and 2016, respectively.